Other Income - Net - Summary of Other Income - Net (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Dividend income from financial assets at fair value through other comprehensive income	¥ 205	¥ 203	¥ 206
Government grants	385	257	253
Others	1,145	323	821
Other income - net	¥ 1,735	¥ 783	¥ 1,280